Segment information (Details 1)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2012 Primary and Secondary Schools [Member] USD ($)	Jun. 30, 2012 Primary and Secondary Schools [Member] CNY	Jun. 30, 2011 Primary and Secondary Schools [Member] CNY	Jun. 30, 2010 Primary and Secondary Schools [Member] CNY	Jun. 30, 2012 Kinder Gartens [Member] USD ($)	Jun. 30, 2012 Kinder Gartens [Member] CNY	Jun. 30, 2011 Kinder Gartens [Member] CNY	Jun. 30, 2010 Kinder Gartens [Member] CNY	Jun. 30, 2012 Supplemental English Training [Member] USD ($)	Jun. 30, 2012 Supplemental English Training [Member] CNY	Jun. 30, 2011 Supplemental English Training [Member] CNY	Jun. 30, 2010 Supplemental English Training [Member] CNY	Jun. 30, 2012 Software [Member] USD ($)	Jun. 30, 2012 Software [Member] CNY	Jun. 30, 2011 Software [Member] CNY	Jun. 30, 2010 Software [Member] CNY	Jun. 30, 2012 Electronic Learning Devices [Member] USD ($)	Jun. 30, 2012 Electronic Learning Devices [Member] CNY	Jun. 30, 2011 Electronic Learning Devices [Member] CNY	Jun. 30, 2010 Electronic Learning Devices [Member] CNY
Discontinued operations
Net revenue	$ 0	0	211,532,854	640,390,206													$ 0	0	6,820,572	0	$ 0	0	204,712,282	640,390,206
Continuing operations
Net revenue - Continuing operation	25,660,683	163,022,321	93,474,859	39,897,671	7,077,066	44,960,601	34,382,216	0	12,929,272	82,139,664	25,957,961	3,829,156	5,654,345	35,922,056	33,134,682	36,068,515
Revenues - Total	$ 25,660,683	163,022,321	305,007,713	680,287,877